SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of disaggregation of revenue

	Year ended	Year ended	Year ended	Year ended
	December	December	December	December
	31, 2017	31, 2018	31, 2019	31, 2019
	RMB	RMB	RMB	USD
Credit driven services	703,747	4,170,271	8,013,391	1,151,052
Loan facilitation and servicing fees-capital heavy	647,350	3,807,242	6,273,131	901,079
Revenue from loan facilitation services	552,313	3,058,084	4,396,300	631,489
Revenue from post-origination services	95,037	749,158	1,876,831	269,590
Financing income	50,966	267,844	1,309,616	188,115
Revenue from releasing of guarantee liabilities	331	25,169	285,407	40,996
Other services fees	5,100	70,016	145,237	20,862
Platform services	84,397	276,747	1,206,456	173,296
Loan facilitation and servicing fees-capital light	—	58,348	814,581	117,007
Revenue from loan facilitation services	—	49,549	672,982	96,668
Revenue from post-origination services	—	8,799	141,599	20,339
Referral services fees	84,397	211,087	375,551	53,945
Other services fees	—	7,312	16,324	2,344
Total net revenue	788,144	4,447,018	9,219,847	1,324,348

Schedule of accounts receivables

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2018	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	1,849,796	(77,152)	1,772,644
Accounts receivable from post facilitation service	13,546	(4,184)	9,362
Total	1,863,342	(81,336)	1,782,006

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2019	receivable	Accounts receivable	receivable, net
Accounts receivable from loan facilitation service	2,371,709	(184,425)	2,187,284
Accounts receivable from post facilitation service	24,092	(273)	23,819
Total	2,395,801	(184,698)	2,211,103

Schedule of movement of allowance for uncollectible accounts receivables

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Accounts receivable from loan facilitation service	—	17,528	—	17,528
Accounts receivable from post facilitation service	—	—	—	—
Total	—	17,528	—	17,528

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Accounts receivable from loan facilitation service	17,528	64,895	(5,271)	77,152
Accounts receivable from post facilitation service	—	4,702	(518)	4,184
Total	17,528	69,597	(5,789)	81,336

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Accounts receivable from loan facilitation service	77,152	171,602	(64,329)	184,425
Accounts receivable from post facilitation service	4,184	12,779	(16,690)	273
Total	81,336	184,381	(81,019)	184,698

Schedule of contract assets

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2018	Contract assets	Contract assets	net
Contract assets from loan facilitation service	7,634	(758)	6,876
Contract assets from post facilitation service	3,284	(421)	2,863
Total	10,918	(1,179)	9,739

		Allowance for
		uncollectible	Contract assets,
As of December 31, 2019	Contract assets	Contract assets	net
Contract assets from loan facilitation service	143,685	(6,662)	137,023
Contract assets from post facilitation service	3,977	(231)	3,746
Total	147,662	(6,893)	140,769

Schedule of movement of allowance uncollectible contract assets

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2017	provision	year	2017
Contract assets from loan facilitation service	106	1,075	(18)	1,163
Contract assets from post facilitation service	2	2,577	—	2,579
Total	108	3,652	(18)	3,742

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2018	provision	year	2018
Contract assets from loan facilitation service	1,163	1,053	(1,458)	758
Contract assets from post facilitation service	2,579	918	(3,076)	421
Total	3,742	1,971	(4,534)	1,179

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019
Contract assets from loan facilitation service	758	8,895	(2,991)	6,662
Contract assets from post facilitation service	421	1,728	(1,918)	231
Total	1,179	10,623	(4,909)	6,893

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Schedule of movement of guarantee liabilities

RMB
As of January 1, 2018	300,942
Provision at the inception of new loans	2,059,392
Net payout (1)	(935,991)
Release on expiration	(25,169)
As of December 31, 2018	1,399,174
As of January 1, 2019	1,399,174
Provision at the inception of new loans	3,979,475
Net payout(1)	(2,881,118)
Expense on guarantee liabilities	734,730
Release on expiration	(285,406)
As of December 31, 2019	2,946,855
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of financial assets receivable

	December 31,	December 31,
	2018	2019
	RMB	RMB
Financial assets receivable	1,250,277	2,142,627
Allowance for uncollectible receivables	(56,656)	(170,803)
Financial assets receivable, net	1,193,621	1,971,824

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at beginning of year	5,160	286,380	1,250,277
Addition in the current year	452,182	1,881,072	3,650,311
Collection in the current year	(170,947)	(909,501)	(2,721,168)
Write-off	(15)	(7,674)	(36,793)
Balance at end of year	286,380	1,250,277	2,142,627

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at beginning of year	—	16,258	56,656
Current year net provision	16,273	48,072	150,940
Write-off	(15)	(7,674)	(36,793)
Balance at end of year	16,258	56,656	170,803

Due From Related Parties
Summary of accounts receivable and contract assets

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2019	assets	and contract assets	Assets, net

Accounts receivable from loan facilitation service	131,743	(9,648)	122,095
Accounts receivable from post facilitation service	1,950	(481)	1,469
Contract assets from loan facilitation service	47,028	(2,062)	44,966
Contract assets from post facilitation service	795	(144)	651
Total	181,516	(12,335)	169,181

Summary of movement of allowance for uncollectible accounts receivables and contract assets

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2019	provision	year	2019

Accounts receivable from loan facilitation service	9,437	18,698	(18,487)	9,648
Accounts receivable from post facilitation service	1,515	6,947	(7,981)	481
Contract assets from loan facilitation service	219	7,680	(5,837)	2,062
Contract assets from post facilitation service	18	1,951	(1,825)	144
Total	11,189	35,276	(34,130)	12,335

Schedule of financial assets receivable

December 31,
2019
RMB

Financial assets receivable	130,765
Allowance for uncollectible receivables	(13,633)
Financial assets receivable, net	117,132

Schedule of movement of financial assets receivable

Year ended
December 31,
2019
RMB

Balance at beginning of year	125,936
Addition in the current year	329,164
Collection in the current year	(316,926)
Write-off	(7,409)
Balance at end of year	130,765

Schedule of movement of allowance for uncollectible receivables

Year ended
December 31,
2019
RMB

Balance at beginning of year	5,806
Current year net provision	15,236
Write-off	(7,409)
Balance at end of year	13,633

Consolidated Trusts
Schedule of financial statements

	December 31, 2018	December 31, 2019
	RMB	RMB
ASSETS
Restricted cash	6,142	354,104
Loans receivable, net	493,883	9,099,099
Prepaid expenses and other assets	4,000	95,840
Total Assets	504,025	9,549,043

	December 31, 2018	December 31, 2019
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	300,341	4,423,717
Amounts due to related parties	4,034	—
Accrued expenses and other current liabilities	385	19,460
Other tax payable	268	25,431
Payable to investors of the consolidated trusts-noncurrent	—	3,442,500
Total liabilities	305,028	7,911,108

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	10,791	70,621	1,279,203
Net (loss) income	(2,560)	(32,708)	469,825

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(90)	(8,749)	382,620
Net cash (used in) provided by investing activities	(916,275)	527,223	(8,989,137)
Net cash provided by (used in) financing activities	1,012,499	(708,466)	7,512,696